FINANCIAL INSTRUMENTS BY CATEGORY	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS BY CATEGORY	FINANCIAL INSTRUMENTS BY CATEGORY
The carrying amounts of each of the categories of financial instruments as at the end of each of the reporting periods are as follows:
As at December 31, 2025
Financial assets

(Dollars in millions)	Financial assets at amortized cost	Financial assets at fair value through other comprehensive income
Trade receivables	$13.1	$—
Financial assets included in prepayments, other receivables and other assets (note 13)	229.1	—
Financial assets at fair value through other comprehensive income in other non-current assets (note 10)	—	5.0
Time deposits	46.7	—
Cash and cash equivalents	901.9	—
Total	$1,190.8	$5.0
Financial liabilities

(Dollars in millions)	Financial liabilities at amortized cost
Trade payables	$83.0
Financial liabilities in other payables and accruals (note 15)	3.1
Collaboration interest-bearing advanced funding	319.1
Lease liabilities	94.6
Total	$499.8
As at December 31, 2024
Financial assets

(Dollars in millions)	Financial assets at amortized cost
Trade receivables	$6.4
Financial assets included in prepayments, other receivables and other assets (note 13)	114.1
Time deposits included in other non-current assets (note 10)	4.4
Time deposits	835.9
Cash and cash equivalents	286.7
Total	$1,247.5
Financial liabilities

(Dollars in millions)	Financial liabilities at amortized cost
Trade payables	$38.6
Financial liabilities included in other payables and accruals (note 15)	6.3
Collaboration interest-bearing advanced funding	301.2
Lease liabilities	49.4
Total	$395.5